INVENTORIES - Summary of Inventories (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
INVENTORIES
Finished products	R$ 2,390,999	R$ 3,634,068
Raw materials and packaging	882,514	1,159,507
Auxiliary materials	224,370	146,409
Products in progress	41,604	68,849
(-) Provision for inventory losses	(452,092)	(491,959)	R$ (615,944)	R$ (594,071)
Current Inventories	R$ 3,087,395	R$ 4,516,874